Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts receivable
Accounts receivable

5. Accounts receivable

As at December 31	2024	2023
Trade accounts receivable	$5,263	$4,426
Other accounts receivable	35	368
	$5,298	$4,794

As at December 31, 2024, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 82% in aggregate (Customer A – 27%, Customer B – 12%, Customer C – 43%).

As at December 31, 2023, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 94% in aggregate (Customer A – 32%, Customer B – 16%, Customer C – 46%).

During the year ended December 31, 2024, the Company did not record any write-offs of accounts receivable (2023 – nil; 2022 – $218). Write-offs during the year ended December 31, 2022 related to pricing adjustments on sales which were deemed to be uncollectible account receivable balances. The write-off expense during the year ended December 31, 2022, has been included within general and administrative expenses on the consolidated statement of net income (loss) and comprehensive income (loss).